INCOME TAX - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Unrecognized Tax Benefits	$ 2,446	$ 2,566	$ 2,458
Deferred tax assets, valuation allowance	98,683	100,679
Increase (decrease) in valuation allowance, deferred tax assets	2,000	10,900
Operating loss carryforwards	332,100	$ 94,200
Ownership changes	40,200
Research and development tax credits	2,100
Domestic
Income Tax [Line Items]
Operating loss carryforwards, subject to expiration	4,100
Tax credit carryforward	7,100
State and Local Jurisdiction
Income Tax [Line Items]
Operating loss carryforwards, subject to expiration	94,200
New Jersey
Income Tax [Line Items]
Income taxes paid, net of refunds	$ 4